Assets Held for Sale - Assets Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets Held For Sale [Line Items]
Total assets held for sale	$ 40.0	$ 26.4
Damang Mining Fleet and Related Spare [Member]
Assets Held For Sale [Line Items]
Total assets held for sale	0.0	26.4
APP [Member]
Assets Held For Sale [Line Items]
Total assets held for sale	$ 40.0	$ 0.0